Finance receivables - Additional Information (Detail) - Geographic Concentration Ratio - Finance receivables	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
North America
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk Percentage	55.20%	55.70%
Europe
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk Percentage	12.30%	12.10%
Japan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk Percentage	8.20%	8.20%
Asia
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk Percentage	13.00%	12.30%
Other Countries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk Percentage	11.30%	11.70%